CONSOLIDATED STATEMENTS OF EQUITY (unaudited) (Parenthetical) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends declared - common stock (in dollars per share)		$ 0.12
Series D Preferred Stock
Dividends declared - preferred stock (in dollars per share)	$ 0.5281	0.5281
Series F Preferred Stock
Dividends declared - preferred stock (in dollars per share)	0.4609	0.4609
Series G Preferred Stock
Dividends declared - preferred stock (in dollars per share)	0.4609	0.4609
Series H Preferred Stock
Dividends declared - preferred stock (in dollars per share)	0.4688	0.4688
Series I Preferred Stock
Dividends declared - preferred stock (in dollars per share)	0.4688	0.4688
Common Stock
Dividends declared - common stock (in dollars per share)	0.24	0.12	$ 0.30	$ 0.48	$ 0.48
Preferred Stock | Series D Preferred Stock
Dividends declared - preferred stock (in dollars per share)	1.58	0.53	2.1124	2.1124	2.1124
Preferred Stock | Series F Preferred Stock
Dividends declared - preferred stock (in dollars per share)	1.38	0.46	1.8436	1.8436	1.8436
Preferred Stock | Series G Preferred Stock
Dividends declared - preferred stock (in dollars per share)	1.38	0.46	1.8436	1.8436	1.8346
Preferred Stock | Series H Preferred Stock
Dividends declared - preferred stock (in dollars per share)	1.41	0.47	1.875	1.875	0.6563
Preferred Stock | Series I Preferred Stock
Dividends declared - preferred stock (in dollars per share)	$ 1.41	$ 0.47	$ 1.875	$ 1.875	$ 0.2292